CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	¥ 59,794,469	$ 8,421,875	¥ 34,326,192		¥ 6,426,715
Restricted cash	61,985,436	8,730,466	57,974,225		59,617,256
Total cash, cash equivalents and restricted cash in the statements of cash flows	¥ 121,779,905	$ 17,152,341	¥ 92,300,417	$ 13,000,242	¥ 66,043,971	¥ 74,843,636